FAIR VALUE MEASUREMENT - Additional information (Details) $ / shares in Units, € in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2026 EUR (€) item shares	Jun. 30, 2026 USD ($) item $ / shares shares	Dec. 31, 2025 EUR (€)
Level 3
FAIR VALUE MEASUREMENT
Gain loss on FX valuation			€ (851)
XJ Harbour HK limited
FAIR VALUE MEASUREMENT
Number of shares sold | shares	2,377,964	2,377,964
Share protection price | $ / shares		$ 2.15
Group 14 shares | Level 3 | Recurring
FAIR VALUE MEASUREMENT
Gain loss on FX valuation	€ 265
XJ Harbour derivatives
FAIR VALUE MEASUREMENT
Realized gains on derivatives	299
Unrealized gains on derivatives	132
XJ Harbour derivatives | Level 3 | Recurring
FAIR VALUE MEASUREMENT
Total gain on derivatives	431
Realized gains on derivatives	299
Unrealized gains on derivatives	€ 132
2028 Convertible Notes - conversion option
FAIR VALUE MEASUREMENT
Original debt converted | $		$ 18.0
Number of conversion | item	9	9
2028 Convertible Notes - conversion option | Level 3 | Recurring
FAIR VALUE MEASUREMENT
Settlements	€ 8,249